Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 and IAS 39) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Details of gains or losses related to financial assets at fair value through profit or loss
(1)	Details of gain or loss related to net gain or loss on financial instruments at FVTPL (IFRS 9 and IAS 39) are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Gain on financial instruments at fair value through profit or loss mandatorily measured at fair value	—	—	196,959
Gain on financial instruments held for trading	185,786	6,123	—
Gain on financial instruments at fair value through profit or loss designated as upon initial recognition	—	—	17,484
Loss on financial instruments designed as at fair value through profit or loss	(71,399)	(110,950)	—

Total	114,387	(104,827)	214,443

Gains or losses on financial assets held for trading
(2)

Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2016	2017	2018
Financial assets at FVTPL (financial assets held for trading)	Securities	Gain on valuation	9,323	2,764	137,237
		Gain on disposals	24,509	20,528	45,105
		Loss on valuation	(12,681)	(13,757)	(25,499)
		Loss on disposals	(11,524)	(6,466)	(26,728)

		Sub-total	9,627	3,069	130,115

	Loans	Gain on valuation	—	—	1,606
		Gain on disposals	—	—	4,136
		Loss on valuation	—	—	(4,805)
		Loss on disposals	—	—	(117)

		Sub-total	—	—	820

	Other	Gain on valuation	13,628	6,524	2,050
	financial	Gain on disposals	2,404	2,353	530
	assets	Loss on valuation	(14,033)	(7,885)	(2,280)
		Loss on disposals	(1,644)	(619)	(86)

		Sub-total	355	373	214

	Sub-total		9,982	3,442	131,149

Derivatives (Held for trading)	Interest rate derivatives	Gain on transactions and valuation	1,423,606	1,088,192	1,255,581
		Loss on transactions and valuation	(1,401,582)	(1,043,312)	(1,303,244)

		Sub-total	22,024	44,880	(47,663)

	Currency derivatives	Gain on transactions and valuation	5,804,420	7,253,426	4,935,922
		Loss on transactions and valuation	(5,683,357)	(7,408,741)	(4,822,915)

		Sub-total	121,063	(155,315)	113,007

	Equity derivatives	Gain on transactions and valuation	293,657	511,220	486,560
		Loss on transactions and valuation	(259,280)	(397,462)	(484,986)

		Sub-total	34,377	113,758	1,574

	Other derivatives	Gain on transactions and valuation	50,139	4,056	4,138
		Loss on transactions and valuation	(51,799)	(4,698)	(5,246)

		Sub-total	(1,660)	(642)	(1,108)

	Sub-total		175,804	2,681	65,810

	Total		185,786	6,123	196,959

Gains or losses on financial assets designated at fair value through profit or loss
(3)

Details of net gain (loss) on financial instrument at fair value through profit or loss designated as upon initial recognition and Losses on financial instruments designated as at fair value through profit or loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Gain (loss) on equity-linked securities:
Loss on disposal of equity-linked securities	(24,165)	(79,965)	(2,058)
Gain (loss) on valuation of equity-linked securities	(52,007)	(32,511)	17,945

Sub-total	(76,172)	(112,476)	15,887

Gain on other securities:
Gain on disposals of securities	14	—	—
Gain on valuation of other securities	882	290	—

Sub-total	896	290	—

Gain on other financial instruments:
Gain on valuation of other financial instruments	3,877	1,236	1,597

Total	(71,399)	(110,950)	17,484